LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
LOSS PER SHARE
Schedule of basic and diluted loss per share

Loss attributable to ordinary shareholders (basic)

		2023			2022			2021
	Continuing	Discontinued		Continuing	Discontinued		Continuing	Discontinued
USD million	operations	operation	Total	operations	operation	Total	operations	operation	Total
Loss for the year, attributable to the owners of the Company	(208.8)	—	(208.8)	(230.9)	(21.8)	(252.7)	(124.5)	(1.8)	(126.3)

Weighted-average number of ordinary shares (basic)

	2023	2022	2021
Weighted-average number of ordinary shares at December 31,	384,499,607	384,304,322	383,327,897

The following table presents an overview of the calculated basic and diluted loss per share:

		2023			2022			2021
USD million (except for share and loss	Continuing	Discontinued		Continuing	Discontinued		Continuing	Discontinued
per share information)	operations	operation	Total	operations	operation	Total	operations	operation	Total
Loss for the year, attributable to the owners of the Company	(208.8)	—	(208.8)	(230.9)	(21.8)	(252.7)	(124.5)	(1.8)	(126.3)
Weighted-average number of ordinary shares	384,499,607	384,499,607	384,499,607	384,304,322	384,304,322	384,304,322	383,327,897	383,327,897	383,327,897
Loss per share basic	(0.54)	0.00	(0.54)	(0.60)	(0.06)	(0.66)	(0.32)	0.00	(0.33)
Loss per share diluted	(0.54)	0.00	(0.54)	(0.60)	(0.06)	(0.66)	(0.32)	0.00	(0.33)